Accrued Pension and Severance Costs	12 Months Ended
Mar. 31, 2011
Accrued Pension and Severance Costs
Accrued Pension and Severance Costs

(15) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have unfunded retirement and severance plans (point-based benefits system). Under a point-based benefits system, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance.

The Company and its subsidiaries also have a defined benefit corporate pension plan covering substantially all employees. Under the cash balance pension plan, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance with a certain interest rate calculated based on the upper and lower limit of a market interest rate.

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2009	2010	2011
Components of net periodic benefit cost:
Service cost	¥1,419	1,309	1,361
Interest cost	700	745	724
Expected return on plan assets	(343)	(280)	(486)
Amortization of unrecognized:
Net actuarial (gain) or loss	284	560	487
Prior service (benefit) cost	(210)	(176)	(176)
Other	137	—	—

Net periodic benefit cost	¥1,987	2,158	1,910

The following table sets forth the plans' benefit obligation, fair value of plan assets, funded status at March 31, 2010 and 2011.

	Yen (Millions)
	2010	2011
Change in benefit obligation:
Balance at beginning of year	¥32,805	33,331
Service cost	1,309	1,361
Interest cost	745	724
Actuarial (gain) or loss	(82)	(417)
Benefits paid	(1,446)	(484)

Balance at end of year	33,331	34,515

Change in plan assets:
Balance at beginning of year	18,691	19,427
Employer contributions	689	1,606
Actual return on plan assets	1,440	(331)
Benefits paid	(1,393)	(420)

Balance at end of year	19,427	20,282

Funded status	¥(13,904)	(14,233)

Amounts recognized in the consolidated balance sheets at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Accrued expenses	¥(139)	(164)
Accrued pension and severance costs	(13,765)	(14,069)

	(13,904)	(14,233)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Actuarial loss	¥(5,153)	(5,185)
Prior service benefit	969	880

	(4,184)	(4,305)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2010 and 2011 were summarized as follows:

	Yen (Millions)
	2010	2011
Current year actuarial gain (loss)	¥1,241	(401)
Amortization of actuarial gain	333	369
Amortization of prior service benefit and other	(8)	(89)

	1,566	(121)

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

Yen (Millions)
Actuarial loss	¥512
Prior service benefit	(176)

336

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011 were summarized as follows:

	Yen (Millions)
	2010	2011
Projected benefit obligation	¥33,331	34,515
Accumulated benefit obligation	32,461	33,685
Fair value of plan assets	19,427	20,282

Other information about the retirement and severance plans of Advantest was as follows:

Measurement date:

The measurement date for the pension plans is March 31.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2010	2011
Discount rate	2.2%	2.2%
Rate of compensation increase	3.0%	3.0%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2009	2010	2011
Discount rate	2.1%	2.3%	2.2%
Expected return on plan assets	1.5%	1.5%	2.5%
Rate of compensation increase	3.0%	3.0%	3.0%

Advantest determines the expected return based on the asset portfolio, historical returns and estimated future returns.

Plan assets:

Advantest's investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants by attaining necessary long-term total returns on plan assets. Taking into consideration the expected returns, associated risks and correlations of returns between asset categories in plan assets, Advantest determines an optimal combination of equity, debt securities and other investments as Policy Asset Allocation ("PAA"). Plan assets are invested in accordance with PAA with mid-term to long-term viewpoint, which is revised periodically to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Advantest's domestic benefit plans' weighted-average asset allocation at March 31, 2010 and 2011 by asset category were as follows:

	2010	2011	Target
Equity securities	45.8%	45.3%	45.0%
Debt securities	29.4	24.9	30.0
Cash	2.0	9.5	2.0
Life insurance company general accounts	10.3	11.7	10.0
Other	12.5	8.6	13.0

	100.0%	100.0%	100.0%

The three levels of inputs that may be used to measure fair value of plan assets are as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets.

Level 2: Observable inputs other than quoted prices included within Level 1 for the assets, either directly or indirectly.

Level 3: Unobservable inputs for the assets.

		Yen (Millions)
		Fair Value Measurements at March 31, 2010
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	384	384	—	—
Equity securities:
Japanese companies	1,570	1,570	—	—
Pooled funds (a)	7,319	—	7,319	—
Debt securities:
Pooled funds (b)	5,716	—	5,716	—
Hedge funds (c)	2,433	—	301	2,132
Life insurance company general accounts	2,005	—	2,005	—

Total	19,427	1,954	15,341	2,132

(a)	These funds invested in listed equity securities consisting of approximately 65% Japanese listed companies and 35% foreign listed companies. This category included both long and short positions aggregating ¥2,486 million, invested in Japanese listed companies' equity.
(b)	These funds invested in approximately 45% Japanese government bonds, 40% foreign government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,929	1,929	—	—
Equity securities:
Japanese companies	1,436	1,436	—	—
Pooled funds (d)	7,756	—	7,756	—
Debt securities:
Pooled funds (e)	5,044	—	5,044	—
Hedge funds (f)	1,736	—	303	1,433
Life insurance company general accounts	2,381	—	2,381	—

Total	20,282	3,365	15,484	1,433

(d)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies' equity.
(e)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

Level 1 assets are comprised principally of listed equity securities, which are valued based on quoted market prices at the reporting date for those investments.

Level 2 assets are comprised principally of pooled funds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsors of the funds. Investments in life insurance company general accounts are valued at conversion value.

Level 3 assets are comprised of hedge funds, which are valued at their net asset values that are calculated by the sponsors of the funds.

Changes in the Level 3 plan assets for the year ended March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010
	Hedge funds	Total
Balance at beginning of year	¥1,248	1,248
Net realized / unrealized gain (loss)	90	90
Purchases, issuances and settlements	794	794
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥2,132	2,132

	Yen (Millions)
	2011
	Hedge funds	Total
Balance at beginning of year	¥2,132	2,132
Net realized / unrealized gain (loss)	97	97
Purchases, issuances and settlements	(796)	(796)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,433	1,433

Cash flows:

Advantest expects to contribute ¥1,719 million to its domestic defined benefit plans during the year ending March 31, 2012.

Estimated future benefit payments:

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
2012	¥717
2013	871
2014	912
2015	928
2016	1,010
2017 through 2021	7,351

During the fourth quarter of the year ended March 31, 2009, Advantest offered its employees an early retirement program and employees who applied the program terminated their services prior to March 31, 2009. Advantest recognized a liability and an expense when the employees accepted the offer and the amount was reasonably estimated. Accordingly, Advantest recorded a voluntary termination benefit of ¥5,064 million, which was included in restructuring and impairment charges in the accompanying consolidated statements of operations for the year ended March 31, 2009.